FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Available-for-sale Securities	$ 48,416	$ 73,656
Recurring Basis [Member]
Assets:
Available-for-sale Securities	48,416
Interest rate/currency swap contracts - long term receivables	3,947
Total assets	52,363
Liabilities:
Floating rate NOK bonds due 2017	73,166
Floating rate NOK bonds due 2019	106,314
Interest rate/ currency swap contracts – long-term payables	87,283
Total liabilities	773,568
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale Securities	48,416
Total assets	48,416
Liabilities:
Floating rate NOK bonds due 2017	73,166
Floating rate NOK bonds due 2019	106,314
Total liabilities	686,285
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	3,947
Total assets	3,947
Liabilities:
Interest rate/ currency swap contracts – long-term payables	87,283
Total liabilities	87,283
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale Securities	0
Total assets	0
Liabilities:
Total liabilities	$ 0
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Stated interest rate	3.75%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 129,855
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 129,855
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Stated interest rate	3.25%
Senior Unsecured Convertible Bonds Due 2018 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 376,950
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 376,950